Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments
	Year ended March 31,
	2017			2018			2019
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$23,594	$(350)	$2,520	$28,609	$(394)	$5,405	$28,956	$(178)	$3,686
Electronic products	21,331	(53)	742	32,512	(60)	2,047	37,865	(62)	2,077

Segment total	$44,925	$(403)	$3,262	$61,121	$(454)	$7,452	$66,821	$(240)	$5,763

Reconciliation to consolidated totals:
Sales eliminations	(403)	403	-	(454)	454	-	(240)	240	-
Corporate expenses			$(1,677)			$(1,255)			$(1,346)
Consolidated totals:
Net sales	$44,522	$-		$60,667	$-		$66,581	$-
Income before income taxes			$1,585			$6,197			$4,417

	Year ended March 31,
	2017		2018		2019
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$306	$-	$257	$-	$173	$-
Electronic products	8	-	10	-	11	-
Consolidated total	$314	$-	$267	$-	$184	$-

	Year ended March 31,
	2017			2018			2019
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$67,912	$2,050	$1,750	$72,691	$1,644	$1,802	$71,615	$711	$1,849
Electronic products	23,075	102	385	27,708	63	336	28,554	167	265

Consolidated Totals	$90,987	$2,152	$2,135	$100,399	$1,707	$2,138	$100,169	$878	$2,114

Schedule of Net Sales by Geographical Area
	Year ended March 31,
	2017	2018	2019
Net sales
United States of America	$8,883	$10,630	$12,862
PRC	20,637	30,077	30,772
United Kingdom	1,515	2,878	3,586
Hong Kong	5,801	4,610	4,726
Europe	4,750	8,304	8,186
Others	2,936	4,168	6,449
Total net sales	$44,552	$60,667	$66,581

Schedule of Segment Indentifiable Assets by Geographical Area

The location of the Company's identifiable assets is as follows:

	March 31,
	2018	2019
Hong Kong and Macao	$39,024	$46,077
PRC	61,375	54,092
Total identifiable assets	100,399	100,169
Goodwill	-	-
Total assets	$100,399	$100,169